Derivative Assets And Liabilities - Disclosure Of Information About Amounts That Affected Statement Of Comprehensive Income As Result Of Hedge Accounting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	$ (1,214)	$ (247)
Currency Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	(163)	(653)
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	$ (1,051)	$ 406